Basis of preparation, material accounting policies, and future accounting changes (Tables)	12 Months Ended
Dec. 31, 2024
Basis of preparation, significant accounting policies, and future accounting changes [Abstract]
Disclosure of consolidated financial statements of the Company and its subsidiaries [Table Text Block]
		December 31,
	Property				Accounting
Name	(Country)	2024	2023	Arrangement	Method
Largo Vanádio de Maracás S.A.	Maracás Menchen Mine (Brazil)	99.94%	99.94%	Subsidiary	Consolidation
Largo Titânio Ltda.	N/A (Brazil)	100%	100%	Subsidiary	Consolidation
Largo Commodities Trading Ltd.	N/A (Ireland)	100%	100%	Subsidiary	Consolidation
Largo Resources USA Inc.	N/A (USA)	100%	100%	Subsidiary	Consolidation
Largo Clean Energy Corp.	N/A (USA)	100%	100%	Subsidiary	Consolidation
Largo Physical Vanadium Corp.	N/A (Canada)	65.70%	65.70%	Subsidiary	Consolidation